Schedule Of Convertable Notes Outstanding (Details)	12 Months Ended
Jul. 31, 2021 USD ($)
Short-term Debt [Line Items]
Convertible Notes Payable, Noncurrent	$ 279,497.00
Less Discount
Power Up Note 1 [Member]
Short-term Debt [Line Items]
[custom:DescriptionOnLenderName]	Power Up
Debt Instrument, Issuance Date	Dec. 29, 2014
Debt Instrument, Maturity Date	Oct. 15, 2014
Convertible Notes Payable, Current	$ 95,848.00
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Power Up Note 2 [Member]
Short-term Debt [Line Items]
[custom:DescriptionOnLenderName]	Power Up
Debt Instrument, Issuance Date	Sep. 12, 2014
Debt Instrument, Maturity Date	Sep. 12, 2015
Convertible Notes Payable, Current	$ 32,149.00
Debt Instrument, Interest Rate, Stated Percentage	12.00%
G S Capital Note [Member]
Short-term Debt [Line Items]
[custom:DescriptionOnLenderName]	GS Capital
Debt Instrument, Issuance Date	Jun. 22, 2021
Debt Instrument, Maturity Date	Jun. 22, 2022
Convertible Notes Payable, Current	$ 151,500.00
Debt Instrument, Interest Rate, Stated Percentage	10.00%